LONG-TERM INVESTMENTS - Available-for-sale securities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AVAILABLE-FOR-SALE SECURITY
Impairment loss		$ 0	$ 0	$ 613
Discontinued Operations [Member]
AVAILABLE-FOR-SALE SECURITY
Impairment loss		0	0	0
Beijing Borderless
AVAILABLE-FOR-SALE SECURITY
Equity interest acquired	16.00%
Beijing Rui Le
AVAILABLE-FOR-SALE SECURITY
Equity method investments, cash consideration	$ 575
Impairment loss		$ 0	$ 0	$ 613